INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:
	September 30,
	2015	2016
	RMB	RMB
Work in progress and supplies	420,655	385,790
Finished goods	65,080	39,426
Provision	(46,173)	(57,130)

	439,562	368,086

Schedule Of Provision For Inventories [Table Text Block]
Provision for inventories is as below:

	Years ended September 30,
	2014	2015	2016
	RMB	RMB	RMB

Balance at beginning of year	52,301	53,587	46,173
Additions	21,984	10,965	20,502
Write-off	(20,698)	(18,379)	(9,545)

Balance at end of year	53,587	46,173	57,130